Other Income (Expenses), Net (Tables)	12 Months Ended
Dec. 31, 2023
Other Income (Expenses), Net [Abstract]
Schedule of Other Income (Expenses), Net	The components of other income (expenses) net, in the years ended December 31, 2023, 2022 and 2021, are the following:
	2023	2022	2021

Cancellation of balances			$(157,834)
Land treatments in Pacific Steel, Inc.	$(5,045)	$(3,327)	(2,088)
Republic employee benefits provision	(140,989)	0	0
Bad debt estimate	(20,322)	(21,983)	(19,398)
Other expenses	(2,922)	0	0
Other expenses	(169,278)	(25,310)	(179,320)

Sale of scrap	2,601	2,450	9,993
Recovery of losses	9,892	327	9,623
Profits from inventory sales	28,959	85,597	64,915
Other income	8,280	8,781	17,383
Other income	49,732	97,155	101,914
Other income and other (expenses), net	$(119,546)	$71,845	$(77,406)